CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)		Common Stock [Member] Class A ordinary shares	Common Stock [Member] Class B ordinary shares	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 09, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 09, 2020			0
Issuance of Class B ordinary shares to Sponsor(1)	[1]		$ 2,013	22,987		25,000
Issuance of Class B ordinary shares to Sponsor(1) (in shares)	[1]		20,125,000
Net loss					(5,000)	(5,000)
Balance at Sep. 30, 2020			$ 2,013	22,987	(5,000)	20,000
Balance (in shares) at Sep. 30, 2020			20,125,000
Balance at Jul. 09, 2020		0	$ 0	0	0	0
Balance (in shares) at Jul. 09, 2020			0
Issuance of Class B ordinary shares to Sponsor(1)			$ 2,013	22,987		25,000
Issuance of Class B ordinary shares to Sponsor(1) (in shares)			20,125,000
Sale of 41,400,000 Units, net of underwriting discount and offering expenses		$ 8,050		762,332,888		$ 762,340,938
Sale of 41,400,000 Units, net of underwriting discount and offering expenses (in shares)		80,500,000				80,500,000
Sale of 6,133,333 Private Placement Warrants				16,000,000		$ 16,000,000
Ordinary shares subject to possible redemption		$ (7,734)		(773,353,196)		(773,360,930)
Ordinary shares subject to possible redemption (in shares)		(77,336,093)
Net loss					(5,000)	(5,000)
Balance at Oct. 14, 2020		$ 3,163,907	$ 2,013	$ 5,002,679	$ (5,000)	$ 5,000,008
Balance (in shares) at Oct. 14, 2020		316	20,125,000

[1]	Included an aggregate of up to 2,625,000 Class B ordinary shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 5).